                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [_]; Amendment Number: __________

      This Amendment  (Check only one.):  [_] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Cornerstone Capital Management, Inc.
           --------------------------------------------
Address:   7101 W. 78th Street
           --------------------------------------------
           Suite 201
           --------------------------------------------
           Minneapolis, MN 55439
           --------------------------------------------

Form 13F File Number: 28-05923

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Loren Kix
           --------------------------------------------
Title:     Chief Compliance Officer
           --------------------------------------------
Phone:     (952) 229-8120
           --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Loren Kix                  Minneapolis, Minnesota         2/1/2011
-----------------------------  -----------------------------  ----------------
[Signature]                    [City, State]                  [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

     Form 13F File Number           Name

     28-01190                       Frank Russell Company

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                         -------------------

Form 13F Information Table Entry Total:  98
                                         -------------------

Form 13F Information Table Value Total:  $1,909,150
                                         -------------------
                                          (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

Cornerstone Capital Management, Inc.
FORM 13F
Discretionary Portfolios
          31-Dec-10

                                                                                               Voting Authority
                                                                                               ----------------
                                                              Value   Shares/ Sh/ Put/ Invstmt Other
Name of Issuer                     Title of class    CUSIP   (x$1000) Prn Amt Prn Call Dscretn Managers    Sole  Shared  None
--------------                     --------------  --------- -------- ------- --- ---- ------- ---------  ------ ------ ------

Acme Packet Inc.                   COM             004764106   39132   736121 SH       Defined            164904        571217
Acme Packet Inc.                   COM             004764106    5644   106171 SH       Sole               106171
Amazon.com, Inc.                   COM             023135106   36159   200886 SH       Defined             44821        156065
Amazon.com, Inc.                   COM             023135106    5172    28733 SH       Sole                28733
Anadarko Petroleum Corp.           COM             032511107   50285   660254 SH       Defined            148496        511758
Anadarko Petroleum Corp.           COM             032511107    7377    96863 SH       Sole                96863
Apollo Group Inc                   COM             037604105   41727  1056646 SH       Defined            235951        820695
Apollo Group Inc                   COM             037604105    6045   153073 SH       Sole               153073
Apple Computer Inc.                COM             037833100  117310   363684 SH       Defined             81125        282559
Apple Computer Inc.                COM             037833100   16763    51968 SH       Sole                51968
Baidu Inc. (ADS)                   COM             056752108   35465   367403 SH       Defined             82946        284457
Baidu Inc. (ADS)                   COM             056752108    5198    53850 SH       Sole                53850
Bank of America Corp.              COM             060505104   13297   996755 SH       Defined            223056        773699
Bank of America Corp.              COM             060505104    1961   146980 SH       Sole               146980
Broadcom Corporation               COM             111320107   21017   482597 SH       Defined            103743        378854
Broadcom Corporation               COM             111320107    2847    65384 SH       Sole                65384
Burberry Group PLC-ADR             COM             12082w204   25751   731646 SH       Defined            165674        565972
Burberry Group PLC-ADR             COM             12082w204    3756   106706 SH       Sole               106706
Celgene Corp                       COM             151020104   19847   335597 SH       Defined             74864        260733
Celgene Corp                       COM             151020104    2839    47997 SH       Sole                47997
Continental Resources Inc.         COM             212015101    1423    24181 SH       Defined              4448         19733
Costco Wholesale Corp.             COM             22160k105   54406   753439 SH       Defined            168163        585276
Costco Wholesale Corp.             COM             22160k105    7788   107852 SH       Sole               107852
Diageo PLC                         COM             25243Q205   33739   453906 SH       Defined            100944        352962
Diageo PLC                         COM             25243Q205    4962    66758 SH       Sole                66758
Dicks Sporting Goods               COM             253393102   32260   860277 SH       Defined            191501        668776
Dicks Sporting Goods               COM             253393102    4595   122544 SH       Sole               122544
Discovery Communications, Inc.     COM             25470F104    8234   197458 SH       Defined             43739        153719

                                                                                               Voting Authority
                                                                                               ----------------
                                                              Value   Shares/ Sh/ Put/ Invstmt Other
Name of Issuer                     Title of class    CUSIP   (x$1000) Prn Amt Prn Call Dscretn Managers    Sole  Shared  None
--------------                     --------------  --------- -------- ------- --- ---- ------- ---------  ------ ------ ------

Discovery Communications, Inc.     COM             25470F302  16619    452964 SH       Defined            101827        351137
Discovery Communications, Inc.     COM             25470F104   1089     26107 SH       Sole                26107
Discovery Communications, Inc.     COM             25470F302   2451     66791 SH       Sole                66791
Dow Chem Co                        COM             260543103  16753    490723 SH       Defined            109395        381328
Dow Chem Co                        COM             260543103   2398     70226 SH       Sole                70226
Ecolab Inc.                        COM             278865100  26051    516676 SH       Defined            114367        402309
Ecolab Inc.                        COM             278865100   3698     73335 SH       Sole                73335
Fluor Corp                         COM             343412102  28181    425303 SH       Defined             94927        330376
Fluor Corp                         COM             343412102   4036     60917 SH       Sole                60917
Freeport- McMoRan Copper & Gold    COM             35671d857  18966    157934 SH       Defined             35297        122637
Freeport- McMoRan Copper & Gold    COM             35671d857   2724     22687 SH       Sole                22687
General Dynamics Corp              COM             369550108  50928    717696 SH       Defined            160284        557412
General Dynamics Corp              COM             369550108   7339    103430 SH       Sole               103430
General Mills, Inc.                COM             370334104  33440    939601 SH       Defined            213926        725675
General Mills, Inc.                COM             370334104   4837    135902 SH       Sole               135902
Gilead Sciences                    COM             375558103  47182   1301923 SH       Defined            293326         1E+06
Gilead Sciences                    COM             375558103   6843    188825 SH       Sole               188825
Goldman Sachs Group                COM             38141g104  34582    205651 SH       Defined             45758        159893
Goldman Sachs Group                COM             38141g104   4903     29154 SH       Sole                29154
Goodrich Corp.                     COM             382388106  26646    302552 SH       Defined             67542        235010
Goodrich Corp.                     COM             382388106   3807     43223 SH       Sole                43223
Google, Inc. Class A               COM             38259p508  55131     92817 SH       Defined             20522         72295
Google, Inc. Class A               COM             38259p508   7710     12981 SH       Sole                12981
Halliburton co Holding Co          COM             406216101    602     14748 SH       Defined                           14748
IntercontinentalExchange Inc.      COM             45865v100  14551    122124 SH       Defined             27418         94706
IntercontinentalExchange Inc.      COM             45865v100   2046     17174 SH       Sole                17174
Joy Global                         COM             481165108  13017    150056 SH       Defined             33514        116542
Joy Global                         COM             481165108   1859     21429 SH       Sole                21429
Marvell Technology Group Ltd       COM             g5876h105  72995   3935050 SH       Defined            891220         3E+06
Marvell Technology Group Ltd       COM             g5876h105  10630    573061 SH       Sole               573061
Media 100 Inc.                     COM             58440w105      0     10000 SH       Defined                           10000
Myriad Genetics Inc.               COM             62855j104  25351   1109927 SH       Defined            248061        861866
Myriad Genetics Inc.               COM             62855j104   3626    158736 SH       Sole               158736
NuVasive Inc.                      COM             670704105  25799   1005810 SH       Defined            224598        781212
NuVasive Inc.                      COM             670704105   3765    146788 SH       Sole               146788
Oracle Corp.                       COM             68389x105  74381   2376393 SH       Defined            524455         2E+06
Oracle Corp.                       COM             68389x105  10540    336735 SH       Sole               336735
Pentair Inc.                       COM             709631105  29690    813208 SH       Defined            181346        631862
Pentair Inc.                       COM             709631105   4241    116173 SH       Sole               116173
Petrohawk Energy Corp.             COM             716495106  44576   2442541 SH       Defined            550194         2E+06

                                                                                               Voting Authority
                                                                                               ----------------
                                                              Value   Shares/ Sh/ Put/ Invstmt Other
Name of Issuer                     Title of class    CUSIP   (x$1000) Prn Amt Prn Call Dscretn Managers    Sole  Shared  None
--------------                     --------------  --------- -------- ------- --- ---- ------- ---------  ------ ------ ------

Petrohawk Energy Corp.             COM             716495106   6469    354493 SH       Sole               354493
Philip Morris International        COM             718172109  23884    408065 SH       Defined             89811        318254
Philip Morris International        COM             718172109   3453     59000 SH       Sole                59000
Polycom Inc.                       COM             73172k104  12662    324823 SH       Defined             72588        252235
Polycom Inc.                       COM             73172k104   1818     46643 SH       Sole                46643
Qualcomm, Inc.                     COM             747525103  52468   1060165 SH       Defined            238384        821781
Qualcomm, Inc.                     COM             747525103   7581    153189 SH       Sole               153189
Scivanta Medical Corp              COM             809120108      2     52100 SH       Defined                           52100
Target Corp                        COM             87612e106  39712    660431 SH       Defined            148784        511647
Target Corp                        COM             87612e106   5763     95837 SH       Sole                95837
Terex Corp.                        COM             880779103  31681   1020654 SH       Defined            226965        793689
Terex Corp.                        COM             880779103   4608    148469 SH       Sole               148469
Textron Incorporated               COM             883203101  34183   1445986 SH       Defined            322603         1E+06
Textron Incorporated               COM             883203101   4861    205639 SH       Sole               205639
Urban Outfitters                   COM             917047102  17266    482159 SH       Defined            107746        374413
Urban Outfitters                   COM             917047102   2478     69194 SH       Sole                69194
Visa Inc.                          COM             92826c839  52230    742116 SH       Defined            165856        576260
Visa Inc.                          COM             92826c839   7496    106514 SH       Sole               106514
Vistaprint NV                      COM             n93540107  30713    667678 SH       Defined            149991        517687
Vistaprint NV                      COM             n93540107   4453     96812 SH       Sole                96812
Walt Disney Co.                    COM             254687106  32106    855939 SH       Defined            191133        664806
Walt Disney Co.                    COM             254687106   4625    123306 SH       Sole               123306
Weatherford Intl, Inc.             COM             h27013103  62671   2748731 SH       Defined            620478         2E+06
Weatherford Intl, Inc.             COM             h27013103   9081    398310 SH       Sole               398310
Wellpoint Inc.                     COM             94973v107  49732    874648 SH       Defined            196821        677827
Wellpoint Inc.                     COM             94973v107   7304    128457 SH       Sole               128457
Western Union Co.                  COM             959802109  39556   2130093 SH       Defined            477008         2E+06
Western Union Co.                  COM             959802109   5643    303899 SH       Sole               303899
XATA Corp.                         COM             983882309     25     12017 SH       Defined                           12017

REPORT SUMMARY                 98  DATA RECORDS 1909150    0   OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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